Interim Condensed Consolidated Statement of Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Gross written premiums	$ 236,500,668	$ 186,330,192
Reinsurers' share of insurance premiums	(65,878,458)	(49,039,789)
Net written premiums	170,622,210	137,290,403
Change in unearned premiums	(52,304,314)	(38,209,299)
Reinsurers' share of change in unearned premiums	17,932,028	4,394,249
Net change in unearned premiums	(34,372,286)	(33,815,050)
Net premiums earned	136,249,924	103,475,353
Claims and claim adjustment expenses	(94,611,149)	(79,928,276)
Reinsurers' share of claims	30,324,377	24,550,285
Net claims and claim adjustment expenses	(64,286,772)	(55,377,991)
Commissions earned	8,217,257	7,260,763
Policy acquisition costs	(34,087,064)	(29,270,656)
Net policy acquisition expenses	(25,869,807)	(22,009,893)
Net underwriting results	46,093,345	26,087,469
General and administrative expenses	(22,423,364)	(18,503,774)
Net investment income	3,052,374	7,292,252
Share of (loss) profit from associates	(438,993)	109,344
Impairment loss on insurance receivables	(2,177,998)
Other revenues	117,174	900,161
Other expenses	(605,463)	(1,215,431)
Listing related costs	(3,366,390)
(Loss) gain on foreign exchange	(8,658,231)	424,184
Profit before tax	11,592,454	15,094,205
Income tax	(432,723)	(196,109)
Profit for the period	$ 11,159,731	$ 14,898,096
Earnings per share Basic and diluted earnings per share attributable to equity holders	$ 0.26	$ 0.43